UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
REGISTERED MANAGEMENT COMPANY

Investment Company Act file number:	811-3916

Name of Registrant:	Vanguard Specialized Funds

Address of Registrant:	P.O. Box 2600 Valley Forge, PA 19482

Name and address of agent for service:	Heidi Stam, Esquire P.O. Box 876 Valley Forge, PA 19482

Registrant’s telephone number, including area code: (610) 669-1000

Date of fiscal year end:	January 31

Date of reporting period:	April 30, 2006

Item 1:	Schedule of Investments

Vanguard Precious Metals and Mining Fund Schedule of Investments April 30, 2006
	Shares	Market Value ($000)

Common Stocks (98.5%)

Australia (15.6%)
Rio Tinto Ltd.	2,950,000	176,559
BHP Billiton Ltd.	5,000,000	113,483
Iluka Resources Ltd.	16,350,000	91,426
CSR Ltd.	23,000,000	70,712
Sims Group Ltd.	4,150,000	60,139
Centennial Coal Co., Ltd.	15,775,000	41,201
BlueScope Steel Ltd.	6,800,000	39,750
St. Barbara Ltd.	20,000,000	9,950
Tanami Gold NL	18,170,000	4,297
Magnesium International Ltd.	1,678,671	706

		608,223

Canada (28.2%)
Meridian Gold Co.	6,300,000	204,750
Aber Diamond Corp.	4,999,400	195,952
Barrick Gold Corp.	5,275,165	160,060
Centerra Gold Inc.	3,786,600	159,500
First Quantum Minerals Ltd.	2,319,453	111,859
Falconbridge Ltd.	1,997,000	79,306
Agrium, Inc.	2,450,000	63,188
Agnico-Eagle Mines Ltd.	1,700,000	62,202
Inco Ltd.	1,000,000	56,470
SouthernEra Diamonds, Inc.	4,937,400	2,115
Southernera Diamonds, Inc Class A	2,085,500	1,005

		1,096,407

France (5.4%)
Eramet SLN	776,773	120,873
Imerys SA	1,060,000	90,940

		211,813

Germany (2.8%)
K+S AG	1,209,773	109,095

Papua New Guinea (1.3%)
Lihir Gold Ltd.	20,250,000	50,480
Bougainville Copper Ltd.	2,000,000	1,312

		51,792

Peru (2.3%)
Compania de Minas Buenaventura S.A.u. ADR	2,900,000	88,131

South Africa (15.6%)
Impala Platinum Holdings Ltd. ADR	4,625,000	218,023
Anglo Platinum Ltd. ADR	2,127,400	204,835
AngloGold Ashanti Ltd. ADR	1,800,000	98,424
Gold Fields Ltd. ADR	2,425,000	61,619
Northam Platinum Ltd.	4,490,000	22,820

		605,721

United Kingdom (15.7%)
Lonmin PLC	5,976,399	295,973
Johnson Matthey PLC	3,875,000	103,397
Rio Tinto PLC	1,525,000	83,814
Vedanta Resources PLC	2,050,000	58,511
Peter Hambro Mining PLC	1,832,368	54,853
BHP Billiton PLC	600,000	12,300
Kenmare Resources PLC	2,000,000	1,688
Zambezi Resources Ltd.	4,895,833	1,314

		611,850

United States (11.6%)
Peabody Energy Corp.	2,300,000	146,878
CONSOL Energy, Inc.	1,715,000	146,049
FMC Corp.	1,000,000	63,560
Arch Coal, Inc.	650,000	61,744
Minerals Technologies, Inc.	552,000	31,585

		449,816

Total Common Stocks
(Cost $2,245,371)		3,832,848

Precious Metals (0.1%)

Platinum Bullion (In Ounces)
(Cost $1,213)	2,009	2,313

	Face
	Amount
	($000)

Temporary Cash Investment (4.2%)

Vanguard Market Liquidity Fund, 4.771%
(Cost $162,051)	162,051,199	162,051

Total Investments (102.8%)
(Cost $2,408,635)		3,997,212

Other Assets and Liabilities-Net (-2.8%)		(108,936)

Net Assets (100%)	3,888,276

*Non-income-producing security.
^Part of security position is on loan to broker/dealers.
1 Considered an affiliated company of the fund as the fund owns more than 5% of the outstanding voting securities of such company.
2 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
ADR - American Depositary Receipt.

Investment Securities: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4:00 p.m. Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued at their fair values calculated according to procedures adopted by the board of trustees. These procedures include monitoring news to identify significant market- or security-specific events, and evaluating changes in the values of foreign market proxies (for example, ADRs, futures contracts or exchange-traded funds), between the time the foreign markets close and the fund’s pricing time. When fair-value pricing is employed, the prices of securities used by a fund to calculate its net asset value may differ from quoted or published prices for the same securities. Precious metals are valued at the mean of the latest quoted bid and asked prices. Investments in Vanguard Market Liquidity Fund are valued at that fund’s net asset value. Temporary cash investments acquired over 60 days to maturity are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services.

At April 30, 2006, the cost of investment securities for tax purposes was $2,483,309,000. Net unrealized appreciation of investment securities for tax purposes was $1,513,903,000, consisting of unrealized gains of $1,526,278,000 on securities that had risen in value since their purchase and $12,375,000 in unrealized losses on securities that had fallen in value since their purchase.

Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the exchange rates on the valuation date as employed by Morgan Stanley Capital International (MSCI) in the calculation of its indexes. As part of the fund’s fair value procedures, exchange rates may be adjusted if they change significantly before the fund’s pricing time but after the time at which the MSCI rates are determined (generally 11:00 a.m. Eastern time).

Affiliated Companies: Certain of the fund’s investments are in companies that are considered to be affiliated companies of the fund because the fund owns more than 5% of the outstanding voting securities of the company. Transactions during the period in securities of these companies were as follows:

		Current Period Transactions
	1/31/06 Market Value ($000)	Purchases at Cost ($000)	Proceeds from Securities Sold ($000)	Dividend Income ($000)	4/30/06 Market Value ($000)

Aber Diamond Corp.	159,477	43,550	-	961	195,952
Centennial Coal Co. Ltd.	n/a1	9,647	-	570	41,201
Centerra Gold Inc.	134,269	5,390	-	-	159,500
Iluka Resources Ltd.	69,268	20,796	-	1,316	91,426
Meridian Gold Inc.	156,285	16,728	-	-	204,750
Zambezi Resources Ltd.	1,049	-	-	-	1,314

	520,348	2,847		694,143

1 At January 31, 2006, the issuer was not an affiliated company of the fund.

Vanguard Health Care Fund Schedule of Investments April 30, 2006
	Shares	Market Value ($000)

Common Stocks (91.1%)
United States (61.8%)

Biotechnology (11.1%)

* Amgen, Inc.	9,989,355	676,279
* Gilead Sciences, Inc.	8,749,848	503,116
* Genzyme Corp.	7,314,840	447,376
* Genentech, Inc.	5,450,000	434,420
* MedImmune Inc.	8,400,000	264,348
* ^ 1 Cephalon, Inc.	3,310,800	217,387
* Vertex Pharmaceuticals, Inc.	4,009,400	145,822
* Biogen Idec Inc.	2,000,000	89,700
* Millennium Pharmaceuticals, Inc.	7,741,300	70,291
* ^ Human Genome Sciences, Inc.	1,938,500	22,118

		2,870,857

Chemicals (0.7%)
Sigma-Aldrich Corp.	2,600,000	178,386

Food & Staples Retailing (2.6%)
CVS Corp.	21,100,000	627,092
Walgreen Co.	1,000,000	41,930

		669,022

Health Care Equipment & Supplies (7.8%)
Health Care Equipment (7.2%)
Becton, Dickinson & Co.	7,800,000	491,712
Medtronic, Inc.	9,102,000	456,192
* St. Jude Medical, Inc.	6,500,000	256,620
Baxter International, Inc.	5,300,000	199,810
Beckman Coulter, Inc.	2,776,600	142,606
* Thermo Electron Corp.	3,000,000	115,620
* Hospira, Inc.	2,145,070	82,692
* Ventana Medical Systems, Inc.	1,200,000	58,440
Biomet, Inc.	1,044,700	38,842
STERIS Corp.	850,000	19,567
Health Care Supplies (0.6%)
DENTSPLY International Inc.	1,442,700	86,086
^ Bausch & Lomb, Inc.	1,200,000	58,740

		2,006,927

Health Care Providers & Services (15.9%)
Health Care Distributors (6.3%)
Cardinal Health, Inc.	12,036,708	810,672
McKesson Corp.	15,300,000	743,427
1 Owens & Minor, Inc. Holding Co.	2,200,000	70,114
Health Care Facilities (1.7%)
HCA Inc.	6,850,000	300,647
Universal Health Services Class B	2,460,000	124,964
Health Care Services (3.5%)
Quest Diagnostics, Inc.	4,300,000	239,639
IMS Health, Inc.	8,347,400	226,882
* ^ 1 Cerner Corp.	4,400,000	174,460
* Laboratory Corp. of America Holdings	2,967,360	169,436
* Medco Health Solutions, Inc.	1,000,000	53,230
* 1 PAREXEL International Corp.	1,570,200	46,337
Managed Health Care (4.4%)
* 1 Humana Inc.	9,677,500	437,229
* Coventry Health Care Inc.	4,750,000	235,933
* WellPoint Inc.	2,711,000	192,481
CIGNA Corp.	1,590,300	170,162
UnitedHealth Group Inc.	1,400,000	69,636
* Health Net Inc.	1,000,000	40,700

		4,105,949

Household Products (0.5%)
Colgate-Palmolive Co.	1,521,000	89,922
Kimberly-Clark Corp.	676,300	39,584

		129,506

Insurance (0.1%)
UnumProvident Corp.	1,252,500	25,438

Machinery (0.3%)
Pall Corp.	2,404,600	72,571

Pharmaceuticals (22.8%)
Eli Lilly & Co.	23,129,900	1,224,034
Schering-Plough Corp.	56,870,000	1,098,728
* 1 Forest Laboratories, Inc.	20,001,500	807,661
Pfizer Inc.	28,011,570	709,533
Abbott Laboratories	14,580,700	623,179
Wyeth	8,250,000	401,528
Bristol-Myers Squibb Co.	15,100,000	383,238
Allergan, Inc.	2,144,100	220,242
Johnson & Johnson	3,000,000	175,830
1 Perrigo Co.	5,322,320	84,944
Mylan Laboratories, Inc.	3,000,000	65,520
* Watson Pharmaceuticals, Inc.	2,200,000	62,568
* Barr Pharmaceuticals Inc.	900,000	54,495

		5,911,500

Total United States		15,970,156
International (29.3%)

Belgium (0.4%)

^ UCB SA	1,933,593	99,314

Canada (0.1%)
* Axcan Pharma Inc.	1,356,900	18,224
Biovail Corp.	260,700	6,794
		25,018

Denmark (0.2%)
^ Novo Nordisk A/S B Shares	700,000	45,140

France (4.5%)
^ Sanofi-Aventis	11,589,415	1,091,157
* ^ Ipsen Promesses	1,400,000	62,605

		1,153,762

Germany (2.2%)
^ Bayer AG	8,144,656	374,261
^ Schering AG	1,090,410	116,829
* Bayer AG ADR	1,100,000	49,665
Fresenius Medical Care AG ADR	645,400	25,823

		566,578

Japan (9.9%)
Takeda Pharmaceutical Co. Ltd.	10,900,000	664,941
Astellas Pharma Inc.	14,565,700	605,816
Eisai Co., Ltd.	9,453,700	430,091
Daiichi Sankyo Co., Ltd.	13,538,300	347,330
Chugai Pharmaceutical Co., Ltd.	8,834,500	190,759
Shionogi & Co., Ltd.	9,876,000	166,112
Tanabe Seiyaku Co., Ltd.	6,850,000	80,457
Ono Pharmaceutical Co., Ltd.	1,113,000	55,146
Olympus Corp.	1,000,000	28,535

		2,569,187

Netherlands (0.5%)
Akzo Nobel NV	2,400,000	138,070

Switzerland (7.2%)
^ Roche Holdings AG	6,123,977	937,182
Novartis AG (Registered)	13,719,880	784,106
^ Serono SA Class B	210,641	137,859

		1,859,147

United Kingdom (4.3%)
AstraZeneca Group PLC	14,781,500	810,147
AstraZeneca Group PLC ADR	3,696,672	203,798
GlaxoSmithKline PLC ADR	1,642,381	93,419

		1,107,364

Total International		7,563,580

Total Common Stocks
(Cost $14,588,299)		23,533,736

Temporary Cash Investments (12.1%)

Money Market Fund (3.2%)
2 Vanguard Market Liquidity Fund, 4.771%	830,153,072	830,153

	Face
	Amount
	($000)

Commercial Paper (1.6%)
General Electric Capital Corp.
4.667%, 5/1/2006	210,000	210,000
4.809%, 5/18/2006	210,000	209,526

		419,526

Repurchase Agreements (7.3%)
Bank of America
4.780%, 5/1/2006
(Dated 4/28/2006, Repurchase Value $913,064,000
collateralized by Federal National Mortgage Assn.,
5.000%, 6/1/2035)	912,700	912,700
Deutsche Bank
4.790%, 5/1/2006
(Dated 4/28/2006, Repurchase Value $295,818,000
collateralized by Federal National Mortgage Assn.,
4.000%-6.500%, 4/1/2018-4/1/2036 and Federal Home Loan
Mortgage Corp., 4.500%-6.000%, 4/1/2026-4/1/2036)	295,700	295,700
JPMorgan Securities Inc.
4.780%, 5/1/2006
(Dated 4/28/2006, Repurchase Value $306,622,000
collateralized by Federal National Mortgage Assn.,
4.500%-6.500%, 1/1/2018-10/1/2035 and Federal Home Loan
Mortgage Corp., 4.000%-6.500%, 5/1/2018-8/1/2035)	306,500	306,500
SBC Warburg Dillon Read
4.770%, 5/1/2006
(Dated 4/28/2006, Repurchase Value $360,043,000
collateralized by Federal National Mortgage Assn.,
4.000%-6.500%, 8/1/2008-11/1/2035 and Federal Home Loan
Mortgage Corp., 4.500%-8.500%, 2/1/2008-1/1/2022)	359,900	359,900

		1,874,800

Total Temporary Cash Investments
(Cost $3,124,479)		3,124,479

Total Investments (103.2%)
(Cost $17,712,778)		26,658,215

Other Assets and Liabilities—Net (-3.2%)		(817,837)

Net Assets (100.0%)		25,840,378

*Non-income-producing security.
^ Part of security position is on loan to broker/dealers.
1 Considered an affiliated company of the fund as the fund owns more than 5% of the outstanding voting securities of such company.
2 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
ADR-American Depositary Receipt.

These procedures include obtaining quotations from an independent pricing service, monitoring news to identify significant market- or security-specific events, and evaluting changes in the values of foreign market proxies (for example, ADRs, futures contracts or exchange-traded funds), between the time the foreign markets close and the fund’s pricing time. When fair-value pricing is employed, the prices of securities used by a fund to calculate its net asset value may differ from quoted or published prices for the same securities. Investments in Vanguard Market Liquidity Fund are valued at that fund’s net asset value. Temporary cash investments acquired over 60 days to maturity are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Other temporary cash investments are valued at amortized cost, which approximates market value.

At April 30, 2006, the cost of investment securities for tax purposes was $17,712,778,000. Net unrealized appreciation of investment securities for tax purposes was $8,945,437,000, consisting of unrealized gains of $9,174,307,000 on securities that had risen in value since their purchase and $228,870,000 in unrealized losses on securities that had fallen in value since their purchase.

Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the exchange rates on the valuation date as employed by Morgan Stanley Capital International (MSCI) in the calculation of its indexes. As part of the fund’s fair value procedures, exchange rates may be adjusted if they change significantly before the fund’s pricing time but after the time at which the MSCI rates are determined (generally 11:00 a.m. Eastern time).

Affiliated Companies: Certain of the fund’s investments are in companies that are considered to be affiliated companies of the fund because the fund owns more than 5% of the outstanding voting securities of the company. Transactions during the period in securities of these companies were as follows:

	($000)
		Current Period Transactions
	1/31/2006 Market Value	Purchases at Cost	Proceeds from Securities Sold	Dividend Income	4/30/2006 Market Value

Cephalon, Inc.	238,843	-	4,401	-	217,387
Cerner Corp.	207,000	-	9,503	-	174,460
Forest Laboratories, Inc.	925,669	-	-	-	807,661
Humana, Inc.	545,291	-	5,026	-	437,229
McKesson Corp.	816,200	-	5,385	924	n/a*
Owens & Minor, Inc. Holding Co.	68,860	-	-	330	70,114
PAREXEL International Corp.	38,281	-	-	-	46,337
Perrigo Co.	83,081	-	-	226	84,944

	2,923,225	1,480	1,838,132

* At April 30, 2006, the security is still held but the issuer is no longer an affiliated company of the fund.

Vanguard Energy Fund Schedule of Investments April 30, 2006
	Shares	Market Value ($000)

Common Stocks (92.5%)

United States (49.6%)

Energy Equipment & Services (14.6%)

Oil & Gas Drilling (5.4%)
* Transocean Inc.	2,887,500	234,090
GlobalSantaFe Corp.	3,178,200	194,538
* Nabors Industries, Inc.	2,206,400	82,365
Rowan Cos., Inc.	625,700	27,737
ENSCO International, Inc.	296,600	15,865
Patterson-UTI Energy, Inc.	450,200	14,568
Helmerich & Payne, Inc.	194,200	14,126
Oil & Gas Equipment & Services (9.2%)
Schlumberger Ltd.	5,093,200	352,144
* Weatherford International Ltd.	3,996,600	211,540
Halliburton Co.	2,705,900	211,466
Baker Hughes, Inc.	2,563,000	207,167
BJ Services Co.	223,000	8,485
* Cooper Cameron Corp.	99,700	5,009

		1,579,100

Gas Utilities (0.9%)
Equitable Resources, Inc.	2,688,800	95,479

Oil, Gas & Consumable Fuels (34.0%)
Coal & Consumable Fuels (3.9%)
Peabody Energy Corp.	3,758,400	240,011
CONSOL Energy, Inc.	2,095,100	178,419
Integrated Oil & Gas (18.5%)
ExxonMobil Corp.	9,700,500	611,908
Chevron Corp.	8,029,128	489,937
ConocoPhillips Co.	6,331,343	423,567
Marathon Oil Corp.	2,590,700	205,598
Occidental Petroleum Corp.	1,656,000	170,137
Amerada Hess Corp.	678,100	97,151
Oil & Gas Exploration & Production (6.5%)
Anadarko Petroleum Corp.	1,107,400	116,078
Noble Energy, Inc.	2,532,400	113,907
EOG Resources, Inc.	1,612,300	113,232
Devon Energy Corp.	1,655,300	99,500
Cabot Oil & Gas Corp.	1,431,300	70,506
* Newfield Exploration Co.	1,579,600	70,450
XTO Energy, Inc.	1,484,100	62,852
Apache Corp.	329,800	23,429
* Forest Oil Corp.	358,000	13,092
Chesapeake Energy Corp.	283,400	8,978
Kerr-McGee Corp.	38,400	3,835
* Ultra Petroleum Corp.	40,700	2,603
Hugoton Royalty Trust	87,852	2,429
* Plains Exploration & Production Co.	6,100	225
Oil & Gas Refining & Marketing (4.7%)
Valero Energy Corp.	5,600,842	362,599
Sunoco, Inc.	1,644,000	133,230
Tesoro Petroleum Corp.	203,800	14,250
Oil & Gas Storage & Transportation (0.4%)
Williams Cos., Inc.	1,506,600	33,040
El Paso Corp.	195,300	2,521

		3,663,484

Exchange-Traded Fund (0.1%)
1 Vanguard Energy VIPERs	81,000	6,709

Total United States	5,344,772

International (42.9%)

Argentina (0.2%)
Tenaris SA ADR	397,400	18,241
* Petrobras Energia Participaciones SA ADR	401,929	4,731

		22,972

Australia (3.1%)
BHP Billiton Ltd. ADR	7,265,500	331,016

Brazil (2.0%)
Petroleo Brasileiro ADR	1,793,800	177,281
Petroleo Brasileiro SA Pfd.	960,800	21,286
Petroleo Brasileiro SA	739,700	18,287

		216,854

Canada (12.4%)
Canadian Natural Resources Ltd.	4,391,300	264,356
Suncor Energy, Inc.	2,403,600	206,085
EnCana Corp.	3,056,000	152,953
* Canadian Oil Sands Trust	844,235	131,847
Talisman Energy, Inc.	2,266,386	127,705
Shell Canada Ltd. Class A	3,134,100	117,527
* Western Oil Sands Inc.	3,715,635	112,111
* Petro Canada	2,189,400	107,675
EnCana Corp.	539,700	26,914
Petro-Canada	499,400	24,512
Suncor Energy, Inc.	259,600	22,180
Canadian Natural Resources Ltd.	362,500	21,739
Imperial Oil Ltd.	85,200	9,237
* Nexen Inc.	97,900	5,708
TransCanada Corp.	175,400	5,169
* Cameco Corp.	97,000	3,938

		1,339,656

China (1.0%)
China Petroleum and Chemical Corp. ADR	1,068,500	68,704
PetroChina Co. Ltd.	20,130,000	22,505
Yanzhou Coal Mining Co. Ltd. H Shares	13,509,800	11,497
CNOOC Ltd.	6,318,600	5,201
China Petroleum & Chemical Corp.	4,340,000	2,776

		110,683

France (3.7%)
Total SA ADR	2,609,400	360,149
Total SA	161,544	44,512

		404,661

India (0.1%)
* 2 Oil & Natural Gas Corp., Ltd. Warrants Exp. 6/30/06	234,300	6,746

Italy (2.6%)
ENI SpA ADR	3,794,250	232,246
ENI SpA	1,457,891	44,545

		276,791

Netherlands (0.5%)
Fugro NV	1,394,300	58,370

Norway (3.7%)
Statoil ASA ADR	5,885,900	192,940
* Norsk Hydro AS ADR	1,012,000	154,836
* Petroleum Geo-Services ASA	244,250	13,646
* Acergy SA	830,400	13,510
Norsk Hydro ASA	70,814	10,819
Statoil ASA	329,165	10,762

		396,513

Russia (2.8%)
OAO Lukoil Holding Sponsored ADR	1,632,800	147,932
* ^ OAO Gazprom-Sponsored ADR	2,588,322	117,510
* Surgutneftegaz ADR	459,300	39,959

		305,401

South Africa (0.9%)
Sasol Ltd. Sponsored ADR	1,798,600	74,408
Sasol Ltd.	440,600	18,225

		92,633

Spain (0.9%)
Repsol YPF SA ADR	2,584,900	77,185
Repsol YPF SA	635,025	18,929

		96,114

United Kingdom (9.0%)
BP PLC ADR	3,878,800	285,945
BG Group PLC	20,515,887	272,476
Royal Dutch Shell PLC ADR Class B	2,398,426	171,272
Royal Dutch Shell PLC ADR Class A	2,017,800	137,473
BP PLC	4,778,004	58,218
Royal Dutch Shell PLC Class A	637,253	21,649
Royal Dutch Shell PLC Class B	589,391	20,941
Royal Dutch Shell PLC Class A (Amsterdam Shares)	117,600	4,017

		971,991

Total International		4,630,401

Total Common Stocks
(Cost $4,714,925)		9,975,173

Temporary Cash Investments (8.0%)

Money Market Fund (3.0%)

3 Vanguard Market Liquidity Fund, 4.771%	320,896,214	320,896

	Face
	Amount
	($000)

U.S. Agency Obligations (0.1%)
4 Federal Home Loan Mortgage Corp.
5 4.807%, 6/21/06	15,500	15,395

Repurchase Agreements (4.9%)
Deutsche Bank, 4.790%, 5/1/06
(Dated 4/28/06, Repurchase Value $526,410,000,
collateralized by Federal Home Loan Mortgage Corp., 4.500%-7.500%,
6/1/14-3/1/36, and Federal National Mortgage Assn., 4.500%-7.500%,
7/1/10-4/1/36)
	526,200	526,200

Total Temporary Cash Investments
(Cost $862,492)		862,491

Total Investments (100.5%)
(Cost $5,577,417)		10,837,664

Other Assets and Liabilities-Net (-0.5%)		(50,195)

Net Assets (100%)		10,787,469

*Non-income-producing security.
^ Part of security position is on loan to broker/dealers.
1 Considered an affiliated company of the fund as the issuer is another member of The Vanguard Group.
2 Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At April 30, 2006, the value of this security represented 0.1% of net assets.
3 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
4 The issuer operates under a congressional charter; its securities are neither issued nor guaranteed by the U.S. government. If needed, access to additional funding from the U.S. Treasury (beyond the issuer's line of credit) would require congressional action.
5 Securities with a value of $15,395,000 have been segregated as initial margin for open futures contracts.
ADR - American Depositary Receipt.

Investment Securities: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4:00 p.m. Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued at their fair values calculated according to procedures adopted by the board of trustees. These procedures include obtaining quotations from an independent pricing service, monitoring news to identify significant market- or security-specific events, and evaluting changes in the values of foreign market proxies (for example, ADRs, futures contracts or exchange-traded funds), between the time the foreign markets close and the fund’s pricing time. When fair-value pricing is employed, the prices of securities used by a fund to calculate its net asset value may differ from quoted or published prices for the same securities. Investments in Vanguard Market Liquidity Fund are valued at that fund’s net asset value. Temporary cash investments acquired over 60 days to maturity are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Other temporary cash investments are valued at amortized cost, which approximates market value.

At April 30, 2006, the cost of investment securities for tax purposes was $5,577,417,000. Net unrealized appreciation of investment securities for tax purposes was $5,260,247,000, consisting of unrealized gains of $5,264,264,000 on securities that had risen in value since their purchase and $4,017,000 in unrealized losses on securities that had fallen in value since their purchase.

Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the exchange rates on the valuation date as employed by Morgan Stanley Capital International (MSCI) in the calculation of its indexes. As part of the fund’s fair value procedures, exchange rates may be adjusted if they change significantly before the fund’s pricing time but after the time at which the MSCI rates are determined (generally 11:00 a.m. Eastern time).

Futures Contracts: The fund invests a portion of its cash reserves in equity markets through the use of index futures contracts. After giving effect to futures investments, the fund’s effective common stock and temporary cash investment positions represent 95.1% and 5.4%, respectively, of net assets. Futures contracts are valued at their quoted daily settlement prices.

At April 30, 2006, the aggregate settlement value of open futures contracts expiring in June 2006 , and the related unrealized appreciation (depreciation) were:

		($000)
Futures Contracts	Number of Long Contracts	Aggregate Settlement Value	Unrealized Appreciation (Depreciation)

S&P 500 Index	672	221,071	3,636
E-mini S&P 500 Index	990	65,137	47

Unrealized appreciation (depreciation) on open futures contracts is required to be treated as realized gain (loss) for tax purposes.

Vanguard REIT Index Fund Schedule of Investments April 30, 2006
	Shares	Market Value ($000)

Real Estate Investment Trusts (98.0%)

Simon Property Group, Inc. REIT	6,245,815	511,407
Equity Office Properties Trust REIT	11,887,943	383,980
Equity Residential REIT	8,434,194	378,442
ProLogis REIT	7,126,734	357,905
Vornado Realty Trust REIT	3,702,150	354,074
General Growth Properties Inc. REIT	6,638,528	311,679
Archstone-Smith Trust REIT	6,204,629	303,282
Boston Properties, Inc. REIT	3,292,945	290,668
Host Marriott Corp. REIT	13,559,663	285,024
Kimco Realty Corp. REIT	6,334,142	235,187
Avalonbay Communities, Inc. REIT	2,151,947	231,765
Public Storage, Inc. REIT	2,457,667	188,945
Developers Diversified Realty Corp. REIT	3,026,872	161,029
The Macerich Co. REIT	2,033,086	148,863
Duke Realty Corp. REIT	4,023,017	142,415
Regency Centers Corp. REIT	1,986,494	125,328
Apartment Investment & Management Co. Class A REIT	2,801,095	125,181
AMB Property Corp. REIT	2,501,118	125,031
SL Green Realty Corp. REIT	1,233,158	122,083
Liberty Property Trust REIT	2,582,664	115,445
United Dominion Realty Trust REIT	4,014,736	109,161
Health Care Properties Investors REIT	3,976,352	109,032
Federal Realty Investment Trust REIT	1,543,654	105,324
Camden Property Trust REIT	1,525,888	104,874
Reckson Associates Realty Corp. REIT	2,416,282	98,294
Weingarten Realty Investors REIT	2,483,205	97,863
Shurgard Storage Centers, Inc. Class A REIT	1,461,006	92,014
Hospitality Properties Trust REIT	2,104,948	90,723
Arden Realty Group, Inc. REIT	1,961,444	88,932
Ventas, Inc. REIT	2,719,379	88,842
Mack-Cali Realty Corp. REIT	1,811,470	81,915
BRE Properties Inc. Class A REIT	1,498,342	80,731
Pan Pacific Retail Properties, Inc. REIT	1,191,139	79,378
CarrAmerica Realty Corp. REIT	1,695,505	75,891
New Plan Excel Realty Trust REIT	3,050,551	75,196
Brandywine Realty Trust REIT	2,589,221	73,301
CBL & Associates Properties, Inc. REIT	1,772,383	70,877
Essex Property Trust, Inc. REIT	635,345	69,316
Trizec Properties, Inc. REIT	2,742,914	68,628
HRPT Properties Trust REIT	6,142,314	67,443
^ Health Care Inc. REIT	1,788,976	62,256
Colonial Properties Trust REIT	1,245,349	61,321
Taubman Co. REIT	1,486,543	61,156
Kilroy Realty Corp. REIT	846,498	60,372
Alexandria Real Estate Equities, Inc. REIT	658,198	59,633
Realty Income Corp. REIT	2,607,462	59,111
Crescent Real Estate, Inc. REIT	2,810,794	56,216
Healthcare Realty Trust Inc. REIT	1,397,725	52,932
Mills Corp. REIT	1,656,650	52,864
First Industrial Realty Trust REIT	1,301,269	51,062
LaSalle Hotel Properties REIT	1,137,148	49,727
Post Properties, Inc. REIT	1,132,960	49,499
Corporate Office Properties Trust, Inc. REIT	1,164,842	48,341
Sunstone Hotel Investors, Inc. REIT	1,670,308	48,005
^ Nationwide Health Properties, Inc. REIT	2,147,861	46,222
^ Washington REIT	1,233,175	45,960
Home Properties, Inc. REIT	884,590	44,247
Maguire Properties, Inc. REIT	1,292,535	43,894
Pennsylvania REIT	1,074,691	43,589
American Financial Realty Trust REIT	3,767,164	42,870
Highwood Properties, Inc. REIT	1,344,120	42,394
Strategic Hotels and Resorts, Inc. REIT	1,714,840	38,893
BioMed Realty Trust, Inc. REIT	1,364,809	37,778
Senior Housing Properties Trust REIT	2,101,817	36,088
Cousins Properties, Inc. REIT	1,109,652	34,898
^ Lexington Corporate Properties Trust REIT	1,521,280	32,799
FelCor Lodging Trust, Inc. REIT	1,497,143	32,413
Franklin Street Properties Corp. REIT	1,505,762	32,103
Mid-America Apartment Communities, Inc. REIT	604,673	32,048
Commercial Net Lease Realty REIT	1,507,269	31,728
Tanger Factory Outlet Centers, Inc. REIT	899,266	29,478
EastGroup Properties, Inc. REIT	644,368	28,784
Equity Lifestyle Properties, Inc. REIT	648,200	28,514
Entertainment Properties Trust REIT	681,665	27,860
Glimcher Realty Trust REIT	1,068,401	27,565
Inland Real Estate Corp. REIT	1,875,365	27,212
Spirit Finance Corp. REIT	2,331,550	27,046
Heritage Property Investment Trust REIT	693,414	26,780
Trustreet Properties, Inc. REIT	1,836,862	26,451
U-Store-It Trust REIT	1,418,289	25,926
Digital Realty Trust, Inc. REIT	918,832	25,911
DiamondRock Hospitality Co. REIT	1,796,279	25,705
Equity Inns, Inc. REIT	1,580,442	25,603
* MeriStar Hospitality Corp. REIT	2,432,805	25,398
Equity One, Inc. REIT	1,099,585	25,268
PS Business Parks, Inc. REIT	476,215	24,739
Sovran Self Storage, Inc. REIT	500,553	24,602
Highland Hospitality Corp. REIT	1,729,969	22,317
Extra Space Storage Inc. REIT	1,387,879	21,817
Omega Healthcare Investors, Inc. REIT	1,659,296	21,222
Glenborough Realty Trust, Inc. REIT	966,919	20,257
Innkeepers USA Trust REIT	1,256,224	20,125
Acadia Realty Trust REIT	784,643	17,709
Sun Communities, Inc. REIT	506,376	16,483
Parkway Properties Inc. REIT	414,106	16,399
First Potomac REIT	586,714	16,187
Getty Realty Holding Corp. REIT	542,476	14,994
GMH Communities Trust REIT	1,161,877	14,291
Ramco-Gershenson Properties Trust REIT	492,738	13,319
Saul Centers, Inc. REIT	321,826	13,159
Investors Real Estate Trust REIT	1,274,817	12,073
Bedford Property Investors, Inc. REIT	446,199	12,029
Education Realty Trust, Inc. REIT	774,552	11,556
Urstadt Biddle Properties Class A REIT	646,448	10,809
Universal Health Realty Income REIT	327,951	10,547
^ Affordable Residential Communities REIT	348,067	3,195
Urstadt Biddle Properties REIT	12,596	214

TOTAL REAL ESTATE INVESTMENT TRUSTS
(Cost $5,991,244)	8,757,431

Temporary Cash Investment (2.4%)

1 Vanguard Market Liquidity Fund, 4.771%
(Cost $220,757)	220,756,736	220,757

Total Investments (100.4%)
(Cost $6,212,001)	8,978,188

Other Assets and Liabilities-Net (-0.4%)	(38,191)

Net Assets (100%)	8,939,997

* Non-income-producing security.
^ Part of security position is on loan to broker/dealers.
1 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.

Investment Securities: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4:00 p.m. Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund’s net asset value.

At April 30, 2006, the cost of investment securities for tax purposes was $6,212,001,000. Net unrealized appreciation of investment securities for tax purposes was $2,766,187,000, consisting of unrealized gains of $2,794,088,000 on securities that had risen in value since their purchase and $27,901,000 in unrealized losses on securities that had fallen in value since their purchase.

Vanguard Dividend Growth Fund Schedule of Investments April 30, 2006
	Shares	Market Value ($000)

Common Stocks (99.3%)

Consumer Discretionary (16.4%)
CBS Corp.	807,600	20,570
NIKE, Inc. Class B	251,300	20,566
TJX Cos., Inc.	770,900	18,602
The Gap, Inc.	845,200	15,290
McDonald's Corp.	432,900	14,965
The Walt Disney Co.	460,800	12,884
Carnival Corp.	268,800	12,585
Home Depot, Inc.	312,700	12,486
Gannett Co., Inc.	188,800	10,384
Clear Channel Communications, Inc.	345,300	9,851
The McGraw-Hill Cos., Inc.	175,300	9,757
Meredith Corp.	157,400	7,807

		165,747

Consumer Staples (8.7%)
Altria Group, Inc.	274,000	20,046
The Coca-Cola Co.	345,000	14,476
General Mills, Inc.	251,000	12,384
The Procter & Gamble Co.	201,700	11,741
Safeway, Inc.	402,600	10,117
Kimberly-Clark Corp.	169,200	9,903
Anheuser-Busch Cos., Inc.	202,900	9,045

		87,712

Energy (9.5%)
ExxonMobil Corp.	508,400	32,070
^ Total SA ADR	180,600	24,926
Chevron Corp.	337,000	20,564
ConocoPhillips Co.	279,400	18,692

		96,252

Financials (14.4%)
Bank of America Corp.	541,000	27,007
Citigroup, Inc.	530,500	26,499
ACE Ltd.	416,800	23,149
American International Group, Inc.	334,400	21,820
State Street Corp.	280,400	18,316
Golden West Financial Corp.	208,100	14,956
Merrill Lynch & Co., Inc.	190,800	14,550

		146,297

Health Care (13.0%)
Abbott Laboratories	484,100	20,690
Baxter International, Inc.	483,800	18,239
AstraZeneca Group PLC ADR	330,600	18,226
Wyeth	371,500	18,081
Cardinal Health, Inc.	262,100	17,652
Novartis AG ADR	251,500	14,464
Eli Lilly & Co.	268,200	14,193
Medtronic, Inc.	206,100	10,330

		131,875

Industrials (17.5%)
General Electric Co.	883,400	30,557
Lockheed Martin Corp.	238,800	18,125
Emerson Electric Co.	209,000	17,755
Illinois Tool Works, Inc.	150,500	15,456
United Technologies Corp.	238,700	14,993
Honeywell International Inc.	352,000	14,960
Pitney Bowes, Inc.	332,400	13,911
Avery Dennison Corp.	214,000	13,375
General Dynamics Corp.	182,700	11,989
The Boeing Co.	132,300	11,040
United Parcel Service, Inc.	129,700	10,515
Parker Hannifin Corp.	61,300	4,968

		177,644

Information Technology (13.2%)
Microsoft Corp.	1,336,900	32,286
Nokia Corp. ADR	1,240,400	28,107
International Business Machines Corp.	308,600	25,410
Automatic Data Processing, Inc.	370,700	16,341
Hewlett-Packard Co.	383,000	12,436
Intel Corp.	507,000	10,130
Motorola, Inc.	419,100	8,948

		133,658

Materials (2.2%)
Weyerhaeuser Co.	176,200	12,417
Alcoa Inc.	291,100	9,833

		22,250

Telecommunication Services (2.5%)
AT&T Inc.	583,500	15,294
Verizon Communications Inc.	310,800	10,266

		25,560

Utilities (1.9%)
Exelon Corp.	259,900	14,035
FPL Group, Inc.	143,700	5,691

		19,726

Total Common Stocks
(Cost $814,972)		1,006,721

Temporary Cash Investments (2.3%)

Money Market Fund (1.0%)
1 Vanguard Market Liquidity Fund, 4.771%	9,940,000	9,940

	Face Amount
	($000)

Repurchase Agreement (1.3%)
Goldman Sachs & Co.
4.780%, 5/1/06 (Dated 4/28/06,
Repurchase Value $13,505,000, collateralized by
Federal Home Loan Mortgage Corp., 6.500%, 4/1/36)	13,500	13,500

Total Temporary Cash Investments
(Cost $23,440)		23,440

Total Investments (101.6%)
(Cost $838,412)		1,030,161

Other Assets and Liabilities-Net (-1.6%)		(16,322)

Net Assets (100%)		1,013,839

^ Part of security position is on loan to broker/dealers.
1 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
ADR — American Depositary Receipt.

Investment Securities: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4:00 p.m. Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund’s net asset value. Other temporary cash investments are valued at amortized cost, which approximates market value.

At April 30, 2006, the cost of investment securities for tax purposes was $838,412,000. Net unrealized appreciation of investment securities for tax purposes was $191,749,000, consisting of unrealized gains of $207,778,000 on securities that had risen in value since their purchase and $16,029,000 in unrealized losses on securities that had fallen in value since their purchase.

Item 2:	Controls and Procedures.

(a)	Disclosure Controls and Procedures. The Principal Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on their evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b)	Internal Control Over Financial Reporting. During the last fiscal quarter, there was no significant change in the Registrant’s internal control over financial reporting that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3:	Exhibits. (a) Certifications.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

VANGUARD SPECIALIZED FUNDS

BY:	(signature) (HEIDI STAM) JOHN J. BRENNAN* CHIEF EXECUTIVE OFFICER

Date:	June 19, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

VANGUARD SPECIALIZED FUNDS

BY:	(signature) (HEIDI STAM) JOHN J. BRENNAN* CHIEF EXECUTIVE OFFICER

Date:	June 19, 2006

VANGUARD SPECIALIZED FUNDS

BY:	(signature) (HEIDI STAM) THOMAS J. HIGGINS* TREASURER

Date:	June 19, 2006

*By Power of Attorney. See File Number 2-31333, filed on January 23, 2006. Incorporated by Reference.